Expense Example - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date 2025 Fund - Fidelity Sustainable Target Date 2025 Fund - Class K6
May 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318